Small Cap Core Trust Expense Example - Small Cap Core Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,177
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,408
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	$ 1,119